                             SEI DAILY INCOME TRUST

                   SUPPLEMENT DATED NOVEMBER 8, 2000, TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2000

THIS SUPPLEMENT PROVIDES INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The following disclosure supercedes clauses (ii) and (iii) of the Money Market Fund's "Investment Objectives and Policies" on page S-2:

(ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Adviser to be of comparable quality;

The following disclosure supercedes clause (iii) of the Prime Obligations Fund's "Investment Objectives and Policies" on page S-2:

(iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Adviser to be of comparable quality;

The following disclosure replaces the last sentence of the Government II Fund's "Investment Objectives and Policies" on page S-3:

Since the Government II Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, its income is not subject to state and local taxations.

                           --------------------------

The Statement of Information is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.